Voya Solution 2040 Portfolio Expense Example - Voya Solution 2040 Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	1,656
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,082
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,373
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	693
Expense Example, with Redemption, 10 Years	$ 1,543